SEGMENT REPORTING (Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net Sales by Segment	$ 117,103,000	$ 129,420,000	$ 164,439,000
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
Gross profit/(loss) by Segment	$ 27,868,000	$ 22,128,000	$ 40,220,000
Gross profit/(loss) by Segment (as a percent)	24.00%	17.00%	24.00%
Segment Margin	$ 18,496,000	$ 7,666,000	$ 20,898,000
General and Corporate	(23,485,000)	(21,739,000)	(34,131,000)
Operating loss	(4,989,000)	(14,073,000)	(13,233,000)
Equipment Segment [Member]
Segment Reporting Information [Line Items]
Net Sales by Segment	$ 87,361,000	$ 105,988,000	$ 141,138,000
Net Sales by Segment (as a percent)	75.00%	82.00%	86.00%
Gross profit/(loss) by Segment	$ 21,470,000	$ 21,000,000	$ 41,250,000
Gross profit/(loss) by Segment (as a percent)	25.00%	20.00%	29.00%
Segment Margin	$ 12,097,000	$ 6,583,000	$ 24,047,000
Equipment Based Services [Member]
Segment Reporting Information [Line Items]
Net Sales by Segment	$ 29,742,000	$ 23,432,000	$ 23,301,000
Net Sales by Segment (as a percent)	25.00%	18.00%	14.00%
Gross profit/(loss) by Segment	$ 6,398,000	$ 1,128,000	$ (1,030,000)
Gross profit/(loss) by Segment (as a percent)	22.00%	5.00%	(4.00%)
Segment Margin	$ 6,399,000	$ 1,105,000	$ (1,037,000)
Operational Support Services [Member]
Segment Reporting Information [Line Items]
Net Sales by Segment
Net Sales by Segment (as a percent)	0.00%	0.00%	0.00%
Gross profit/(loss) by Segment
Gross profit/(loss) by Segment (as a percent)		0.00%	0.00%
Segment Margin		$ (22,000)	$ (2,112,000)